Stock-Based Compensation Plans - Restricted Stock Units (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units to be settled 60 days after leaving the company	104,167	104,167
Cash Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0
Stock Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	30,000	35,000	70,000
Cash Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units valued at greater of current stock price or grant price	49,000
Grant date price of restricted stock units valued at greater of current stock price or grant price	51.43
Nonvestsed restricted stock awards	174,613	144,253
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	101,850
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(45,822)
Share-Based Compensation Arrangement other than Options forfeited during the period	(25,668)
Grant date value per share	45.38	38.06
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Granted, Weighted Average Exercise Price	50.15
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Exercises In Period, Weighted Average Exercise Price	37.19
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures In Period, Weighted Average Exercise Price	37.77
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Total Share-based Liabilities Paid	1,800,000	1,100,000
Stock Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvestsed restricted stock awards	228,502	298,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	57,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(127,165)	(120,833)
Share-Based Compensation Arrangement other than Options forfeited during the period	0
Grant date value per share	34.09	31.75
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Granted, Weighted Average Exercise Price	40.30
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Exercises In Period, Weighted Average Exercise Price	31.38
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures In Period, Weighted Average Exercise Price	0.00
Fair value of restricted stock awards vested	6,300,000.0	5,300,000.0